Investment Objectives and Goals	Nov. 14, 2025
Class A Shares | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class A Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class A Shares | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Tax Free Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Class A Shares | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Class A Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Class D Shares | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class D Shares | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Class D Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Class P Shares | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class P Shares | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Class T Shares | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class T Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class T Shares | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Tax Free Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Class T Shares | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Class T Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Class T Shares | Institutional Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Institutional Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class U Shares | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class V Shares | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class V Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class V Shares | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Tax Free Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Class V Shares | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Class V Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Class V Shares | Institutional Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Institutional Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class X Shares | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class X Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class X Shares | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Class X Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Class Y Shares | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class Y Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class Y Shares | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Tax Free Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Class Y Shares | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Class Y Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Class Y Shares | Institutional Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Institutional Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class Z Shares | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class Z Shares | Retail Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Class Z Shares | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Tax Free Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Class Z Shares | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Class Z Shares | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Class Z Shares | Institutional Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Institutional Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.